Subsequent Event (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 15, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Details
Loan received from related party	$ 300	$ 772	$ 7,517	$ 6,060	$ 15,620	$ 7,928